UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A
(Amendment No. 1)

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from June 1, 2014 to June 30, 2014

Commission File Number of issuing entity 333-166240-01 and 333-189182-01

World Financial Network Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor: 333-166240 and 333-189182

WFN Credit Company, LLC
(Exact Name of Registrant as Specified in its Charter)

Comenity Bank
(Exact Name of Registrant as Specified in its Charter)

Delaware	31-1772814
(State or other jurisdiction of Incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2010-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2011-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2011-B, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2012-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-C, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-D, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2013-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2013-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2014-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐ [Check]

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to the Form 10-D for the monthly distribution period June 1, 2014 to June 30, 2014, as filed with the Securities and Exchange Commission on July 15, 2014 (the "Original Form 10-D"), is to amend the Monthly Noteholder's Statement as set forth as Exhibit 99.1 to this Form 10-D/A and as described in Item 8 below.  No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence.  Other than as described under Item 8 of Part II below, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

The corrected Monthly Noteholder's Statement World Financial Network Credit Card Master Note Trust for Series 2010-A, Series 2011-A, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A, Series 2013-B and Series 2014-A for the July 15, 2014 Payment Date is set forth as Exhibit 99.1 to this Form 10-D/A.  This Form 10-D/A incorporates the other information provided in Item 1 by reference to the Form 10-D filed by the registrant on July 15, 2014.

PART II – OTHER INFORMATION

Item 8.  Other Information.

Comenity Bank, as administrator and servicer for World Financial Network Credit Card Master Note Trust (the "Issuer"), became aware of an error in the calculation and distribution of interest to the Series 2014-A Class A Noteholders.

In accordance with the applicable transaction documents, the calculation of the interest payable to the Series 2014-A Class A Noteholders is based on the actual number of days in the related interest period.  However, the interest payments for the June 2014 and July 2014 Distribution Dates were incorrectly calculated on a 30/360 basis resulting in an understatement of Class A Monthly Interest in the amount of $13,277.50 for the June 2014 Distribution Date and an overstatement of Class A Monthly Interest in the amount of $6,646.87 for the July 2014 Distribution Date.

To correct the errors made on the June 2014 and July 2014 Distribution Dates, WFN Credit Company, LLC has deposited $6,661.46 (representing the net underpayment of interest on the Class A Notes for the June 2014 and July 2014 Distribution Dates plus additional interest on past due amounts accrued through July 23, 2014) to the distribution account for Series 2014-A.  MUFG Union Bank, N.A., as indenture trustee, caused such amount to be distributed to the Series 2014-A Class A Noteholders on July 23, 2014.

All other outstanding series of term notes issued by the Issuer are fixed rate notes and were not affected by the error.  Comenity Bank, as servicer, will implement additional processes and enhance controls to ensure that calculations of interest are based on the correct day count convention.

Item 9.  Exhibits.

Exhibit No.	Document Description
99.1
Monthly Noteholder's Statement for World Financial Network Credit Card Master Note Trust, Series 2010-A, Series 2011-A, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A, Series 2013-B and Series 2014-A for the July 15, 2014 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: July 23, 2014	By:	/s/ Randy J. Redcay
	Name:	Randy J. Redcay
	Title:	Chief Financial Officer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1
Monthly Noteholder's Statement for World Financial Network Credit Card Master Note Trust, Series 2010-A, Series 2011-A, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A, Series 2013-B and Series 2014-A for the July 15, 2014 Payment Date.